Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 26, 2016
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Aug. 26, 2016
Document Effective Date	Aug. 26, 2016
Prospectus Date	May 01, 2016
Strategic Multi-Asset Portfolio | Class 1
Prospectus:
Trading Symbol	ASTMA